UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [  ]; Amendment Number:
                                                 ------
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206

Signature, Place, and Date of Signing:

     /s/  John Grizzetti             New York, New York      August 14, 2006
     --------------------------      --------------------    -------------------
/s/ by John Grizzetti                   [City, State]             [Date]
       -----------------
       with Express Permission

Report Type* (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              30
                                            --------------------

Form 13F Information Table Value Total:           $633,780
                                            --------------------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                           Column 2     Column 3   Column 4        Column 5          Column 6   Column 7      Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

ALTRIA GROUP INC CMN           COMMON STOCK     02209S103   63,811       869,000 SH           SOLE                  X
BIOMET INC. CMN                COMMON STOCK     090613100   18,367       587,000 SH           SOLE                  X
BISYS GROUP INC CMN            COMMON STOCK     055472104    8,905       650,000 SH           SOLE                  X
CALL/ADP(WWFAK)@
55    EXP01/19/2008           OPTION - CALLS    0530109AK    7,575        30,000 SH   CALL    SOLE
CALL/CSCO(CYQAD)@
20    EXP01/20/2007           OPTION - CALLS    1720019AD    2,475        15,000 SH   CALL    SOLE
CALL/CSCO(CYQAE)@
25    EXP01/20/2007           OPTION - CALLS    1720019AE    1,500        50,000 SH   CALL    SOLE
CALL/IWM(DIWGR)@
70    EXP07/22/2006           OPTION - CALLS    46400I9GR    2,700        10,000 SH   CALL    SOLE
CALL/MDT(MDTAM)@
65    EXP01/20/2007           OPTION - CALLS    5850019AM       50         6,600 SH   CALL    SOLE
CALL/MDT(MDTAN)@
70    EXP01/20/2007           OPTION - CALLS    5850009AN       79        30,620 SH   CALL    SOLE
CALL/MMC(MMCAG)@
35    EXP01/20/2007           OPTION - CALLS    5710009AG      107         6,131 SH   CALL    SOLE
CALL/MO(VPMAR)@
90    EXP01/20/2007           OPTION - CALLS    0220939AR    6,600       165,000 SH   CALL    SOLE
CALL/MO(WRRAT)@
100   EXP01/19/2008           OPTION - CALLS    0220019AT    1,538        20,500 SH   CALL    SOLE
CALL/WMB(WYMAF)@
30    EXP01/19/2008           OPTION - CALLS    9694589AF    7,500        40,000 SH   CALL    SOLE
CF INDUSTRIES HOLDINGS,
INC. CMN                       COMMON STOCK     125269100   18,515     1,298,400 SH           SOLE                  X
DOW-JONES & CO INC CMN         COMMON STOCK     260561105   86,100     2,459,300 SH           SOLE                  X
ELAN CORP PLC (ADR) ADR            ADR          284131208   10,020       600,000 SH           SOLE                  X
FALCONBRIDGE LIMITED CMN       COMMON STOCK     306104100  148,662     2,812,900 SH           SOLE                  X
GOLDEN ENTERPRISES CMN         COMMON STOCK     381010107    1,712       557,582 SH           SOLE                  X
INCO LIMITED CMN               COMMON STOCK     453258402   65,874       999,600 SH           SOLE                  X
KANSAS CITY SOUTHERN CMN       COMMON STOCK     485170302   40,985     1,479,600 SH           SOLE                  X
MCDATA CORPORATION 2.25%    2.250% CONVERTIBLE
02/15/2010 SER: B CONV AF         NOTES         580031AD4   24,408    28,928,000 PRN          SOLE                  X
MDS INC CMN                    COMMON STOCK     55269P302   26,837     1,471,345 SH           SOLE                  X
NEUROCRINE BIOSCIENCES INC
CMN                            COMMON STOCK     64125C109    4,558       430,000 SH           SOLE                  X
OCCULOGIX, INC. CMN            COMMON STOCK     67461T107      662       305,112 SH           SOLE                  X
PUT/CD(CDTC)@
15    EXP08/19/2006           OPTION - PUTS     1510009TC      632        28,111 SH   PUT     SOLE
PUT/IMCL(QCISH) @
40    EXP07/22/2006           OPTION - PUTS     4520019SH      238         1,000 SH   PUT     SOLE
QLT INC. CMN                   COMMON STOCK     746927102   18,308     2,585,882 SH           SOLE                  X
SOUTHERN UNION CO (NEW)
CMN                            COMMON STOCK     844030106   18,942       700,000 SH           SOLE                  X
TELEPHONE & DATA SYS INC
CMN                            COMMON STOCK     879433100   17,918       432,800 SH           SOLE                  X
TRUMP ENTMT RESORTS INC
CMN                            COMMON STOCK     89816T103   28,203     1,399,662 SH           SOLE                  X
----------------

* Reports Holdings for which confidential treatment is required.